COMMON STOCK AND WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Oct. 31, 2015	Jun. 30, 2014
Class of Stock [Line Items]
Common stock, Par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000
Preferred stock, shares authorized	10,000,000
Common stock, Shares issued	74,283,026	72,335,952
Common stock, Shares outstanding	74,283,026	72,335,952
Purchase of warrants							325,203
Warrants outstanding	21,145,000
Share price	$ 1.31		$ 9.75
Post-Combination warrants, description	The Company, at its option, may redeem all, but not less than all, of the Post-Combination $12.50 Warrants, at the price of $0.01 per Post-Combination $12.50 Warrant if the last sales price of the Common Stock reported has been at least $12.50 per share, subject to adjustment per the terms of the Post-Combination $12.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $12.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $15.00 Warrants, at the price of $0.01 per Post-Combination $15.00 Warrant if the last sales price of the Common Stock reported has been at least $15.00 per share, subject to adjustment per the terms of the Post-Combination $15.00 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $15.00 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given.
Common Stock [Member]
Class of Stock [Line Items]
Warrants outstanding	12,045,000
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	11,500,000
Warrants sold	11,500,000
Share price	$ 11.50
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	545,000
Warrants sold	545,000
Series D 1 Warrants [Member]
Class of Stock [Line Items]
Remaining warrants						162,601
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Purchase of warrants								487,805
Exercise price								$ 61.50
Airspan [Member]
Class of Stock [Line Items]
Purchase of warrants				406	6,097				203,252
Exercise price				$ 61.50	$ 61.50				$ 61.50
Warrant term				5 years	5 years